Loans (Activity in the Primary Segments of the Allowance for Loan Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended												12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Real Estate: [Member]	Sep. 30, 2012 Real Estate: [Member]	Sep. 30, 2013 One-to-four-family [Member]	Sep. 30, 2012 One-to-four-family [Member]	Sep. 30, 2013 Multi-family [Member]	Sep. 30, 2012 Multi-family [Member]	Sep. 30, 2013 Non-residential [Member]	Sep. 30, 2012 Non-residential [Member]	Sep. 30, 2013 Construction [Member]	Sep. 30, 2011 Construction [Member]	Sep. 30, 2013 Home equity and second mortgages [Member]	Sep. 30, 2012 Home equity and second mortgages [Member]	Sep. 30, 2013 Commercial [Member]	Sep. 30, 2012 Commercial [Member]	Sep. 30, 2013 Consumer [Member]	Sep. 30, 2012 Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,	$ 967	$ 1,200	$ 801	$ 738	$ 625	$ 583	$ 35	$ 29	$ 67	$ 92	$ 3	$ 3	$ 71	$ 31	$ 164	$ 459	$ 2	$ 3
Charge-offs	(569)	(1,124)	(562)	(762)	(562)	(810)								(260)		(50)	(7)	(4)
Recoveries	82		82		82
Provision	443	891	415	1,133	80	852	13	6	307	(25)	4		11	300	23	(245)	5	3
Balance,	$ 923	$ 967	$ 736	$ 801	$ 225	$ 625	$ 48	$ 35	$ 374	$ 67	$ 7	$ 3	$ 82	$ 71	$ 187	$ 164		$ 2